3. Investment Securities: Investments Classified by Contractual Maturity Date (Details)	Dec. 31, 2018 USD ($)
Details
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, within One Year, Amortized Cost	$ 2,498,296
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, within One Year, Fair Value	2,680,775
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, within One Year, Amortized Cost	0
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, within One Year, Fair Value	0
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost	5,854,122
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Fair Value	5,895,644
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost	787,987
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Fair Value	793,283
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost	21,121,075
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Fair Value	21,533,152
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost	0
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Fair Value	0
Debt Securities, Available-for-sale, Allocated and Single Maturity Date, Maturity, after 10 Years, Amortized Cost	183,270,544
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after 10 Years, Fair Value	182,090,145
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after 10 Years, Amortized Cost	0
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, after 10 Years, Fair Value	0
Available-for-sale Securities, Debt Maturities, Amortized Cost	212,744,037
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	212,199,716
Debt Securities, Held-to-maturity, Maturity, without Single Maturity Date, Amortized Cost	787,987
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 793,283